Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest, Dividend and Fee Income
Loans		$ 15,727	$ 17,945	$ 19,824
Securities (Note 3)	[1]	3,963	4,980	5,541
Deposits with banks		197	390	787
Interest, Dividend and Fee Income		19,887	23,315	26,152
Interest Expense
Deposits		3,220	6,239	8,616
Subordinated debt		195	265	279
Other liabilities (Note 14)		2,162	2,840	4,369
Interest Expense		5,577	9,344	13,264
Net Interest Income		14,310	13,971	12,888
Non-Interest Revenue
Securities commissions and fees		1,107	1,036	1,023
Deposit and payment service charges		1,243	1,221	1,204
Trading revenues (Note 17)		296	15	298
Lending fees		1,391	1,295	1,192
Card fees		442	358	437
Investment management and custodial fees		1,982	1,807	1,747
Mutual fund revenues		1,595	1,417	1,419
Underwriting and advisory fees		1,421	1,070	975
Securities gains, other than trading (Note 3)	[2]	591	124	249
Foreign exchange gains, other than trading		167	127	166
Insurance revenue		1,941	2,178	3,183
Investments in associates and joint ventures		248	161	151
Other		452	406	551
Non-Interest Revenue		12,876	11,215	12,595
Total Revenue		27,186	25,186	25,483
Provision for Credit Losses (Note 4)		20	2,953	872
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities (Note 14)		1,399	1,708	2,709
Non-Interest Expense
Employee compensation (Notes 20 and 21)		8,322	7,944	8,423
Premises and equipment (Note 9)		3,396	3,202	2,988
Amortization of intangible assets (Note 11)		634	620	554
Travel and business development		397	384	545
Communications		264	304	296
Professional fees		607	555	568
Other (Note 10)		1,889	1,168	1,256
Non-Interest Expense		15,509	14,177	14,630
Income Before Provision for Income Taxes		10,258	6,348	7,272
Provision for income taxes (Note 22)		2,504	1,251	1,514
Net Income		$ 7,754	$ 5,097	$ 5,758
Earnings Per Common Share (Canadian $) (Note 23)
Basic		$ 11.60	$ 7.56	$ 8.68
Diluted		11.58	7.55	8.66
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share		$ 4.24	$ 4.24	$ 4.06

[1]	Includes interest income on securities measured at fair value through other comprehensive income and amortized cost, calculated using the effective interest rate method, of $889 million for the year ended October 31, 2021 ($1,532 million in 2020 and $1,853 million in 2019).
[2]	The following amounts of income related to our insurance operations were included in non-interest revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $379 million, $416 million and $407 million for the years ended October 31, 2021, 2020 and 2019, respectively; securities gains, other than trading, from FVOCI securities of $1 million, $19 million and $11 million for the years ended October 31, 2021, 2020 and 2019, respectively; and securities gains (losses), other than trading, from securities designated at FVTPL of $(202) million, $281 million and $1,006 million for the years ended October 31, 2021, 2020 and 2019, respectively.